Shareholder Report, Average Annual Return (Details)	12 Months Ended	45 Months Ended
	Aug. 31, 2024	Aug. 31, 2024
Adasina Social Justice All Cap Global ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	16.11%	6.72%
Dow Jones Global Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.95%	9.22%
Adasina Social Justice Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.64%	8.31%
Adasina Social Justice All Cap Global ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent	16.26%	6.80%